Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Capital stock:	Capital surplus:	Retained earnings appropriated for legal reserve:	Unappropriated retained earnings:	Unappropriated retained earnings: Effect of adopting new guidance on troubled debt restructurings and vintage disclosures	Accumulated other comprehensive income, net of taxes:	Treasury stock, at cost:	Total Mitsubishi UFJ Financial Group shareholders’ equity	Noncontrolling interests:
Balance at beginning of period at Mar. 31, 2022		¥ 2,090,270	¥ 5,327,772	¥ 239,571	¥ 8,172,646		¥ 227,033	¥ (452,224)		¥ 691,454
Balance at beginning of period (ASU 2022-02) at Mar. 31, 2022						¥ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(10,190)
Other—net			242							55
Common stock—¥14.50 per share and ¥16.00 per share in 2022 and 2023					(182,921)
Net change during the period	¥ 1,263,173						1,198,138			65,035
Purchases of shares of treasury stock								(238,784)
Sales of shares of treasury stock								1,918
Net increase resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies								(11)
Initial subscriptions of noncontrolling interests										16
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(3,403)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(12,556)
Decrease in noncontrolling interests related to disposition of subsidiaries										0
Net income (loss) before attribution of noncontrolling interests	(951,395)				(1,014,129)					62,734
Dividends paid to noncontrolling interests										(15,158)
Balance at end of period at Sep. 30, 2022	16,147,508	2,090,270	5,317,824	239,571	6,975,596		1,425,171	(689,101)	¥ 15,359,331	788,177
Balance at beginning of period at Mar. 31, 2023	16,466,167	2,090,270	4,902,155	239,571	8,169,710		844,192	(482,552)		702,821
Balance at beginning of period (ASU 2022-02) at Mar. 31, 2023						¥ 13,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(6,683)
Other—net			(467)							(231)
Common stock—¥14.50 per share and ¥16.00 per share in 2022 and 2023					(192,382)
Net change during the period	915,544						840,815			74,729
Purchases of shares of treasury stock								(68)
Sales of shares of treasury stock								1,666
Net increase resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies								(283)
Initial subscriptions of noncontrolling interests										34,317
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(16,734)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(7,405)
Decrease in noncontrolling interests related to disposition of subsidiaries										(817)
Net income (loss) before attribution of noncontrolling interests	268,458				230,781					37,677
Dividends paid to noncontrolling interests										(17,351)
Balance at end of period at Sep. 30, 2023	¥ 17,457,394	¥ 2,090,270	¥ 4,895,005	¥ 239,571	¥ 8,221,772		¥ 1,685,007	¥ (481,237)	¥ 16,650,388	¥ 807,006